Business Segment Information (Sales and Long-lived Assets by Geographic Area) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended											6 Months Ended		12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011		Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010		Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	$ 1,182,225	$ 1,265,400		$ 1,121,800	$ 1,125,752	$ 997,200	$ 1,140,300		$ 971,700	$ 961,100	$ 958,900	$ 2,257,205	$ 2,122,959	$ 4,510,201		$ 4,032,036		$ 4,365,262
Percentage, Sales														100.00%		100.00%		100.00%
Long-Lived Assets		1,976,417					1,911,823							1,976,417		1,911,823		1,718,248
Percentage, Long-Lived Assets		100.00%					100.00%							100.00%		100.00%		100.00%
Sales Revenue, Goods, Net [Member] | Geographic Concentration Risk [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Percentage of net sales to international customers, to total sales														73.00%		73.00%		73.00%
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales														1,507,209		1,331,818		1,416,739
Percentage, Sales														33.40%		33.00%		32.50%
Long-Lived Assets		1,095,616					1,031,184							1,095,616		1,031,184		1,034,055
Percentage, Long-Lived Assets		55.40%					53.90%							55.40%		53.90%		60.20%
EMA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales														1,954,212	[1]	1,844,291	[1]	2,142,371	[1]
Percentage, Sales														43.30%	[1]	45.70%	[1]	49.10%	[1]
Long-Lived Assets		671,305	[1]				687,495	[1]						671,305	[1]	687,495	[1]	510,391	[1]
Percentage, Long-Lived Assets		34.00%	[1]				36.00%	[1]						34.00%	[1]	36.00%	[1]	29.70%	[1]
Germany [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Percentage, Sales														9.00%		9.00%		12.00%
Italy [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Percentage, Long-Lived Assets		10.00%					10.00%							10.00%		10.00%
Asia [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales														517,375	[2]	423,461	[2]	405,456	[2]
Percentage, Sales														11.50%	[2]	10.50%	[2]	9.30%	[2]
Long-Lived Assets		100,344	[2]				96,040	[2]						100,344	[2]	96,040	[2]	88,770	[2]
Percentage, Long-Lived Assets		5.10%	[2]				5.00%	[2]						5.10%	[2]	5.00%	[2]	5.20%	[2]
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales														531,405	[3]	432,466	[3]	400,696	[3]
Percentage, Sales														11.80%	[3]	10.80%	[3]	9.10%	[3]
Long-Lived Assets		$ 109,152	[3]				$ 97,104	[3]						$ 109,152	[3]	$ 97,104	[3]	$ 85,032	[3]
Percentage, Long-Lived Assets		5.50%	[3]				5.10%	[3]						5.50%	[3]	5.10%	[3]	4.90%	[3]

[1]	EMA" includes Europe, the Middle East and Africa. Germany accounted for approximately 9% of 2011, 9% of 2010 and 12% of 2009 consolidated sales, and Italy accounted for approximately 10% of consolidated long-lived assets in 2011 and 2010. No other individual country within this group represents 10% or more of consolidated totals for any period presented.
[2]	Asia" includes Asia and Australia. No individual country within this group represents 10% or more of consolidated totals for any period presented.
[3]	Other" includes Canada and Latin America. No individual country within this group represents 10% or more of consolidated totals for any period presented.